Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit receivable at beginning of period			€ 5,688	€ 3,251
Tax credit				2,400
Research tax credit receivable at end of period			1,927	5,688
Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit				2,437
Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit				€ 64
2018 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund		€ (3,300)
2018 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund			(3,251)
2019 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund	€ (2,400)
2019 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund			(2,374)
2019 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund			(64)
2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit			1,900
2020 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit			1,858
2020 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit			€ 69